SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund

December 31, 2023 (Unaudited)
Principal Amount		Value
Corporate Bonds — 53.42%
Australia — 1.12%
$370,000	Macquarie Group Ltd., 6.26%, 12/7/34(a),(b)	$386,669
160,000	Santos Finance Ltd., 3.65%, 4/29/31(c)	138,966
		525,635
Belgium — 0.59%
260,000	KBC Group NV, 6.32%, 9/21/34(a),(b)	274,645

Bermuda — 0.95%
458,000	Triton Container International Ltd., 1.15%, 6/7/24(a)	447,827

Canada — 1.34%
190,000	Bank of Nova Scotia (The), 4.59%, 5/4/37(b)	170,159
230,000	Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	245,375
200,000	Enbridge, Inc., 8.50%, 1/15/84(b)	212,750
		628,284
Chile — 0.43%
200,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	203,463

France — 2.87%
100,000(d)	Atos SE, 1.00%, 11/12/29(c)	58,994
200,000(d)	Electricite de France SA, 3.00%, (b),(c),(e)	200,869
200,000(d)	Electricite de France SA, 3.38%, (b),(c),(e)	193,156
100,000(f)	Electricite de France SA, EMTN, 5.88%, (b),(c),(e)	116,114
100,000(f)	Electricite de France SA, EMTN, 6.00%, (b),(c),(e)	123,678
200,000	Electricite de France SA, 6.90%, 5/23/53(a)	226,139
200,000	Electricite de France SA, 9.13%, (a),(b),(e)	222,914
200,000	Societe Generale SA, 9.38%, (a),(b),(e)	208,817
		1,350,681
Germany — 1.70%
200,000(d)	Commerzbank AG, 6.13%, (b),(c),(e)	213,026
200,000(d)	Deutsche Bank AG, EMTN, 1.75%, 11/19/30(b),(c)	191,732
200,000	Deutsche Bank AG, 4.88%, 12/1/32(b)	186,709
200,000(d)	Deutsche Bank AG, 6.75%, (b),(c),(e)	204,974
		796,441
Ireland — 1.22%
220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/27	215,950
200,000	AIB Group Plc, 6.61%, 9/13/29(a),(b)	210,717
160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	148,124
		574,791
Italy — 1.87%
250,000(d)	Intesa Sanpaolo SpA, EMTN, 5.50%, (b),(c),(e)	255,344

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$230,000	Intesa Sanpaolo SpA, 6.63%, 6/20/33(a)	$235,796
204,000	Intesa Sanpaolo SpA, 8.25%, 11/21/33(a),(b)	221,519
200,000	UniCredit SpA, 3.13%, 6/3/32(a),(b)	168,347
		881,006
Japan — 2.76%
380,000	Mizuho Financial Group, Inc., 2.65%, 5/22/26(b)	365,814
230,000	Nissan Motor Co. Ltd., 4.35%, 9/17/27(a)	220,038
267,000	Nomura Holdings, Inc., 2.61%, 7/14/31	221,961
200,000	Nomura Holdings, Inc., 5.61%, 7/6/29	204,080
80,000	Nomura Holdings, Inc., 6.18%, 1/18/33	85,526
210,000	Renesas Electronics Corp., 1.54%, 11/26/24(a)	202,187
		1,299,606
Norway — 0.72%
300,000	Var Energi ASA, 8.00%, 11/15/32(a)	340,032

Spain — 3.26%
300,000(d)	Abertis Infraestructuras Finance BV, 2.63%, (b),(c),(e)	301,365
200,000(d)	Abertis Infraestructuras Finance BV, 3.25%, (b),(c),(e)	211,526
200,000(d)	Banco Bilbao Vizcaya Argentaria SA, 6.00%, (b),(c),(e)	219,932
200,000	Banco Santander SA, 6.94%, 11/7/33	221,916
200,000(d)	CaixaBank SA, (5 Year EUR Swap + 6.498%), 6.75%, (b),(c),(e)	220,252
200,000	CaixaBank SA, 6.84%, 9/13/34(a),(b)	211,255
160,000	Telefonica Emisiones SA, 5.21%, 3/8/47	148,815
		1,535,061
Sweden — 0.47%
282,000(d)	Heimstaden Bostad Treasury BV, EMTN, 1.38%, 7/24/28(c)	222,369

Switzerland — 1.46%
300,000(d)	UBS Group AG, 7.75%, 3/1/29(b),(c)	381,361
250,000	UBS Group AG, 9.02%, 11/15/33(a),(b)	306,406
		687,767
United Kingdom — 1.47%
240,000	Barclays Plc, 6.50%, 9/13/27(b)	246,669
200,000(f)	Barclays Plc, 7.13%, (b),(e)	247,601
200,000	HSBC Holdings Plc, 4.76%, 6/9/28(b)	196,967
		691,237
United States — 31.19%
153,000	Aircastle Ltd., 2.85%, 1/26/28(a)	136,522
190,000	Ally Financial, Inc., 6.99%, 6/13/29(b)	196,533
200,000(d)	American Tower Corp., REIT, 4.63%, 5/16/31	232,581
180,000	Amgen, Inc., 5.75%, 3/2/63	189,322
220,000	AT&T, Inc., 3.65%, 9/15/59	158,009
260,000	Bank of America Corp., 2.48%, 9/21/36(b)	206,293

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$230,000	Bank of America Corp., 4.57%, 4/27/33(b)	$219,388
220,000	Bank of America Corp., 5.29%, 4/25/34(b)	220,619
175,000	Bank of America Corp., Series U, (Term SOFR 3M + 3.397%), 8.77%, (e),(g)	175,037
200,000	Bayer US Finance LLC, 6.13%, 11/21/26(a)	203,156
210,000	Bayer US Finance LLC, 6.38%, 11/21/30(a)	215,714
160,000	Booz Allen Hamilton, Inc., 5.95%, 8/4/33	169,003
321,000	Broadcom, Inc., 4.93%, 5/15/37(a)	310,516
170,000	Capital One Financial Corp., 7.62%, 10/30/31(b)	186,513
223,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	140,233
220,000	Citigroup, Inc., 3.06%, 1/25/33(b)	187,756
250,000	Citizens Bank NA, 4.58%, 8/9/28(b)	237,499
180,000	Citizens Financial Group, Inc., 2.50%, 2/6/30	151,143
160,000	Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(a)	165,283
167,000	Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(a)	175,072
203,000	Comerica, Inc., 4.00%, 2/1/29	191,874
240,000	Constellation Energy Generation LLC, 6.13%, 1/15/34	257,234
140,000	Constellation Energy Generation LLC, 6.50%, 10/1/53	158,199
185,000	Continental Resources, Inc., 4.90%, 6/1/44	149,370
200,000	Discover Financial Services, 7.96%, 11/2/34(b)	222,486
69,000	Energy Transfer LP, 6.25%, 4/15/49	71,569
220,000	Energy Transfer LP, 6.55%, 12/1/33	238,949
150,000	Essential Utilities, Inc., 5.30%, 5/1/52	143,894
180,000	Fifth Third Bancorp, 6.36%, 10/27/28(b)	186,832
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	125,033
200,000	Ford Motor Credit Co. LLC, 7.12%, 11/7/33	215,455
400,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	411,463
220,000	Fox Corp., 6.50%, 10/13/33	238,215
133,000	General Motors Co., 5.40%, 4/1/48	121,916
140,000	Global Payments, Inc., 5.95%, 8/15/52	143,226
276,000	Goldman Sachs Group, Inc. (The), 2.38%, 7/21/32(b)	226,935
172,000	Goldman Sachs Group, Inc. (The), 2.65%, 10/21/32(b)	143,327
139,000	Intel Corp., 5.70%, 2/10/53	150,421
162,000	J M Smucker Co. (The), 6.20%, 11/15/33	176,711
145,000	Jones Lang LaSalle, Inc., 6.88%, 12/1/28	153,429
250,000	KeyBank NA, 4.39%, 12/14/27	234,798
250,000	KeyBank NA, 5.85%, 11/15/27	249,943
180,000	Kimco Realty OP LLC, REIT, 6.40%, 3/1/34	197,625
200,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	150,964
140,000	LKQ Corp., 5.75%, 6/15/28	143,790
131,000	LKQ Corp., 6.25%, 6/15/33	136,899
145,000	LPL Holdings, Inc., 6.75%, 11/17/28	154,414
164,000	M&T Bank Corp., 5.05%, 1/27/34(b)	155,370
130,000	M&T Bank Corp., 7.41%, 10/30/29(b)	140,011
190,000	Marvell Technology, Inc., 5.95%, 9/15/33	201,681
165,000	Meta Platforms, Inc., 4.45%, 8/15/52	151,831
191,000	Micron Technology, Inc., 5.88%, 9/15/33	198,733

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$260,000	Morgan Stanley, 2.48%, 9/16/36(b)	$206,381
280,000	Morgan Stanley, GMTN, 4.89%, 7/20/33(b)	273,076
210,000	Morgan Stanley, GMTN, 5.25%, 4/21/34(b)	209,783
136,000	Morgan Stanley, 5.30%, 4/20/37(b)	132,227
152,000	MPLX LP, 5.00%, 3/1/33	149,064
230,000	New York State Electric & Gas Corp., 5.85%, 8/15/33(a)	241,006
68,000	NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	66,664
180,000	Oracle Corp., 4.10%, 3/25/61	137,543
166,000	Ovintiv, Inc., 6.25%, 7/15/33	171,758
289,000	Paramount Global, 6.38%, 3/30/62(b)	259,925
170,000	Pfizer Investment Enterprises Pte Ltd., 5.34%, 5/19/63	171,892
150,000	Pilgrim’s Pride Corp., 6.25%, 7/1/33	154,338
200,000	Royalty Pharma Plc, 3.55%, 9/2/50	142,399
230,000	Tapestry, Inc., 7.00%, 11/27/26	238,612
147,000	Tapestry, Inc., 7.70%, 11/27/30	155,001
140,000	Tapestry, Inc., 7.85%, 11/27/33	149,494
260,000	U.S. Cellular Corp., 6.70%, 12/15/33	265,017
140,000(d)	Upjohn Finance BV, 1.91%, 6/23/32(c)	129,466
200,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	166,789
196,000	Viatris, Inc., 4.00%, 6/22/50	137,941
170,000	VICI Properties LP, REIT, 4.95%, 2/15/30	164,978
188,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42	165,756
410,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52	352,780
200,000	Warnermedia Holdings, Inc., 6.41%, 3/15/26	200,155
300,000	Wells Fargo & Co., 5.39%, 4/24/34(b)	301,070
210,000	Wells Fargo & Co., GMTN, 5.56%, 7/25/34(b)	214,002
		14,675,906
Total Corporate Bonds		25,134,751
(Cost $24,938,715)
U.S. Government Agency Backed Mortgages — 26.04%
United States — 26.04%
875,000	Fannie Mae, (TBA), 3.50%, 1/1/54	802,055
1,675,000	Fannie Mae, (TBA), 4.00%, 1/1/54	1,584,146
725,000	Fannie Mae, (TBA), 3.00%, 1/1/54	640,667
3,000,000	Fannie Mae, (TBA), 2.50%, 1/1/54	2,552,121
3,800,000	Fannie Mae, (TBA), 2.00%, 1/1/54	3,105,333
875,433	Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	827,490
191,542	Fannie Mae, Pool #CB4766, 5.00%, 9/1/52	190,862
562,209	Fannie Mae, Pool #CB4768, 5.00%, 9/1/52	562,883
221,859	Fannie Mae, Pool #BT7932, 5.50%, 10/1/52	225,965
433,331	Fannie Mae, Pool #CB5344, 6.50%, 12/1/52	451,065
98,457	Fannie Mae, Pool #CB4969, 5.50%, 10/1/52	100,258
586,809	Fannie Mae, Pool #CB7160, 6.50%, 9/1/53	605,780

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$437,567	Freddie Mac, Pool #RA7718, 4.50%, 7/1/52	$424,398
172,507	Freddie Mac, Pool #QF4133, 6.00%, 11/1/52	178,337
		12,251,360
Total U.S. Government Agency Backed Mortgages		12,251,360
(Cost $12,116,608)

Shares
Collateralized Mortgage Obligations — 13.30%
United States — 13.30%
312,772	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (Term SOFR 1M + 1.511%), 6.87%, 10/15/38(a),(h)	303,732
210,000	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (Term SOFR 1M + 1.540%), 6.90%, 10/15/36(a),(h)	200,487
300,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 9.25%, 6/15/27(a),(h)	300,282
208,721	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 8.20%, 4/15/37(a),(h)	205,465
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (SOFR30A + 1.900%), 7.24%, 12/25/41(a),(h)	205,834
165,000	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, (SOFR30A + 2.500%), 7.84%, 10/25/43(a),(h)	168,564
100,000	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (SOFR30A + 2.700%), 8.04%, 7/25/43(a),(h)	101,230
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 8.44%, 3/25/42(a),(h)	89,712
277,000	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (SOFR30A + 3.100%), 8.44%, 6/25/43(a),(h)	285,751
366,000	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (SOFR30A + 3.550%), 8.89%, 5/25/43(a),(h)	388,863
618,259	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65(a),(i)	598,761
352,003	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 7.34%, 5/25/43(a),(h)	351,999
109,103	Freddie Mac STACR REMIC Trust, (SOFR30A + 2.100%), 7.44%, 3/25/43(a),(h)	110,067
460,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (SOFR30A + 2.400%), 7.74%, 2/25/42(a),(h)	461,259
550,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, (SOFR30A + 3.350%), 8.69%, 6/25/43(a),(h)	566,701
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 6.63%, 10/15/36(a),(h)	239,790
254,341	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(i)	230,143
400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 7.31%, 1/15/39(a),(h)	380,527
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(i)	361,467

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
$400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(i)	$348,086
400,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(a),(i)	356,993
		6,255,713
Total Collateralized Mortgage Obligations		6,255,713
(Cost $6,439,307)

Principal Amount
Bank Loans — 6.60%
Ireland — 1.07%
500,000	Setanta Aircraft Leasing DAC, 1st Lein Term Loan B, (Term SOFR 3M + 2.00%), 7.65%, 11/6/28(h)	501,250

United States — 5.53%
391,940	Avolon US LLC, 1st Lien Term Loan B5, (Term SOFR 1M + 2.25%), 7.71%, 12/1/27(h)	392,061
440,000	Belron Finance US LLC, (SOFR 1M + 0.21%), 2.50%, 4/28/28(h)	441,100
440,000	Charter Communications Operating LLC, (SOFR 1M + 0.20%), 7.36%, 12/9/30(h)	438,165
139,658	Citadel Securities LP, (SOFR 1M + 0.26%), 7.96%, 7/29/30(h)	139,833
350,157	Entegris, Inc., (Term SOFR 1M + 2.75%), 7.89%, 7/6/29(h)	350,595
400,000	Hilton Domestic Operating Co, Inc, (SOFR 1M + 0.21%), 7.44%, 11/8/30(h)	401,216
440,000	Summit Materials LLC, (SOFR 1M + 0.25%), 2.50%, 11/30/28(h)	441,377
		2,604,347
Total Bank Loans		3,105,597
(Cost $3,099,461)

Shares
Asset Backed Securities — 4.11%
United States — 4.11%
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	503,815
450,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	424,504
450,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	449,554
185,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68%, 4/16/29	186,418
188,864	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	169,567
200,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77%, 11/15/30	200,400
		1,934,258
Total Asset Backed Securities		1,934,258
(Cost $1,973,635)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
U.S. Treasury Obligations — 2.93%
United States — 2.93%
$1,400,000	U.S. Treasury Bill- When Issued, 5.30%, 4/16/24(j)	$1,378,782

Total U.S. Treasury Obligations		1,378,782
(Cost $1,378,715)
Foreign Government Bonds — 1.90%
Mexico — 1.45%
9,930,000(k)	Mexican Bonos, Series M, 8.50%, 3/1/29	569,129
130,000(d)	Mexico Government International Bond, 4.00%, 3/15/2115	110,699
		679,828
Romania — 0.45%
190,000	Romanian Government International Bond, 7.63%, 1/17/53(a)	212,691

Total Foreign Government Bonds		892,519
(Cost $872,595)

Shares
Investment Company — 7.43%
3,497,099	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1 (l)	3,497,099
Total Investment Company		3,497,099
(Cost $3,497,099)
Total Investments		$54,450,079
(Cost $54,316,135) — 115.73%
Liabilities in excess of other assets — (15.73)%		(7,399,809)
NET ASSETS — 100.00%		$47,050,270

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2023 (Unaudited)
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Principal amount denoted in Euros.
(e)	Perpetual security with no stated maturity date.
(f)	Principal amount denoted in British Pounds.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2023.
(h)	Floating rate note. Rate shown is as of report date.
(i)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(j)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(k)	Principal amount denoted in Mexican peso.
(l)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Foreign currency exchange contracts as of December 31, 2023:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
CAD	605,276	USD	440,000	Citibank N.A.	1/18/24	$16,924
CAD	149,193	USD	110,000	Citibank N.A.	1/18/24	2,626
CHF	103,704	EUR	110,000	Citibank N.A.	1/18/24	2,032
EUR	406,726	USD	440,000	Citibank N.A.	1/18/24	9,379
GBP	357,896	EUR	410,000	Citibank N.A.	1/18/24	3,249
JPY	99,561,470	USD	680,633	Citibank N.A.	1/18/24	27,694
JPY	14,737,600	USD	100,000	Citibank N.A.	1/18/24	4,850
MXN	9,225,000	USD	531,622	Citibank N.A.	1/18/24	9,734
						$76,488

EUR	310,000	CHF	294,840	Citibank N.A.	1/18/24	$(8,805)
EUR	3,064	CHF	2,923	Citibank N.A.	1/18/24	(98)
EUR	812,787	GBP	705,472	Citibank N.A.	1/18/24	(1,310)
GBP	189,358	EUR	220,000	Citibank N.A.	1/18/24	(1,678)
USD	100,000	CAD	135,746	Citibank N.A.	1/18/24	(2,475)
USD	650,068	EUR	614,858	Citibank N.A.	1/18/24	(29,271)
USD	2,131,609	EUR	2,013,996	Citibank N.A.	1/18/24	(93,596)
USD	1,299,480	EUR	1,228,500	Citibank N.A.	1/18/24	(57,854)
USD	864,354	GBP	709,643	Citibank N.A.	1/18/24	(40,297)
USD	185,000	JPY	26,583,353	Citibank N.A.	1/18/24	(4,127)
USD	400,000	JPY	59,349,600	Citibank N.A.	1/18/24	(22,241)
USD	3,159	MXN	58,000	Citibank N.A.	1/18/24	(244)
USD	1,093,556	MXN	20,394,639	Citibank N.A.	1/18/24	(103,273)
USD	4,598	MXN	84,000	Citibank N.A.	1/18/24	(331)
						$(365,600)

Total						$(289,112)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Financial futures contracts as of December 31, 2023:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Treasury Note	29	March 2024	$80,214	USD	$3,273,828	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	19	March 2024	43,517	USD	3,912,367	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	1	March 2024	10,045	USD	124,938	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	27	March 2024	277,932	USD	3,607,031	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	31	March 2024	45,667	USD	3,371,977	Morgan Stanley & Co. LLC
Total			$457,375

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	2	March 2024	$(9,519)	EUR	$302,968	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	69	March 2024	(298,711)	USD	8,143,078	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	1	March 2024	(12,111)	EUR	156,452	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	12	March 2024	(30,216)	EUR	1,580,150	Morgan Stanley & Co. LLC
EURO-BTP FUTURE	1	March 2024	(4,583)	EUR	131,536	Morgan Stanley & Co. LLC
EURO-SCHATZ FUT	3	March 2024	(2,172)	EUR	352,861	Morgan Stanley & Co. LLC
JPN 10Y BOND(OSE)	2	March 2024	(19,231)	JPY	2,080,993	Morgan Stanley & Co. LLC
Long Gilt Future	12	March 2024	(91,726)	GBP	1,570,114	Morgan Stanley & Co. LLC
Total			$(468,269)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Interest rate swaps as of December 31, 2023:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
4.72%	CAD-CBNALDN	Daily	Morgan Stanley & Co. LLC	10/19/25	CAD	3,300	$30,367
3.83%	CAD-CBNALDN	Semi-Annually	Morgan Stanley & Co. LLC	10/19/33	CAD	700	(32,587)
3.09%	EUR-CITILDN	Daily	Morgan Stanley & Co. LLC	12/8/25	EUR	1,900	(8,103)
3.07%	EUR-RBSLDN	Daily	Morgan Stanley & Co. LLC	12/8/25	EUR	960	(3,727)
3.06%	EUR-BCAPLDN	Daily	Morgan Stanley & Co. LLC	12/8/25	EUR	940	(3,538)
1.12%	JPY-BNPLDN	Yearly	Morgan Stanley & Co. LLC	10/30/33	JPY	260,000	(51,171)
							$(99,126)

Total							$(68,759)
Credit default swaps buy protection as of December 31, 2023:
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index Series 41	Quarterly	Morgan Stanley & Co. LLC	12/20/28	USD	8,923	$(120,876)	$(55,427)	$(176,303)
1.00%	Markit CDX IG Index Series 41	Quarterly	Morgan Stanley & Co. LLC	12/20/28	USD	7,805	(106,108)	(48,105)	(154,213)
1.00%	Markit CDX IG Index Series 41	Quarterly	Morgan Stanley & Co. LLC	12/20/28	USD	3,465	(60,274)	(8,189)	(68,463)
Total							$(287,258)	$(111,721)	$(398,979)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

December 31, 2023 (Unaudited)
Abbreviations used are defined below:
Bobl - German Bundesobligationen
BTP - Italian Buoni del Tesoro Poliannuali
CAD - Canadian Dollar
CHF - Swiss Franc
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
GMTN - Global Medium Term Note
JPY - Japanese Yen
MXN - Mexican Peso
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
TBA - To-be-announced
USD - United States Dollar
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financial	29.40%
U.S. Government Agency Backed Mortgages	26.04%
Collateralized Mortgage Obligations	13.30%
Consumer, Non-cyclical	5.78%
Consumer, Cyclical	5.31%
Technology	4.97%
Utilities	4.15%
Energy	4.12%
Asset Backed Securities	4.11%
Communications	3.83%
U.S. Treasury Obligations	2.93%
Industrial	2.03%
Foreign Government Bonds	1.90%
Basic Materials	0.43%
Other*	(8.30)%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.